SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Stock Option Transactions and the Number of Stock Options
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2022	49,638,890	$ 4.07
Granted	10,849,062	8.15
Exercised	(8,608,816)	3.06
Forfeited	(313,334)	5.51
At December 31, 2023	51,565,802	$ 5.08
Granted	5,953,000	9.26
Exercised	(8,757,006)	2.30
Forfeited	(145,001)	7.06
At December 31, 2024 – Outstanding	48,616,795	$ 6.09
At December 31, 2024 – Exercisable	41,107,599	$ 5.61

Summary of Company's Stock Options Outstanding and Exercisable
The following table summarizes information about the exercisable share options outstanding as at December 31, 2024:

		Options Outstanding		Options Exercisable
Range of exercise price	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$1.80 - $4.99	0.74	8,458,333	$ 2.64	8,458,333	$ 2.64
$5.00 - $5.99	2.11	23,641,400	5.59	23,641,400	5.59
$6.00 - $6.99	3.61	5,095,000	6.96	3,396,669	6.96
$7.00 - $7.99	4.59	1,864,062	7.51	627,864	7.52
$8.00 - $10.05	4.39	9,558,000	9.63	4,983,333	9.52
	2.57	48,616,795	$ 6.09	41,107,599	$ 5.61

Summary of Weighted Average Grant Date Fair Values
The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	For the year ended December 31,
	2024	2023
Expected stock price volatility	61.62%	61.24%
Expected life of options	5 years	5 years
Risk free interest rate	3.00%	3.67%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$5.05	$4.48
Weighted average exercise price	$9.26	$8.15